Cybersecurity Risk Management and Strategy Disclosure	12 Months Ended
Dec. 31, 2024
Cybersecurity Risk Management, Strategy, and Governance [Line Items]
Cybersecurity Risk Management Processes for Assessing, Identifying, and Managing Threats [Text Block]

We are in the process of developing a cybersecurity risk management program, consisting of cybersecurity policies, procedures, compliance and awareness programs to mitigate risk and to ensure compliance with security, availability and confidentiality trust principles. Following the completion of the development of our cybersecurity risk management program, the cybersecurity process will be integrated into our overall risk management system and process, and, initially, will be solely internally managed. Management is responsible for identifying risks that threaten achievement of the control activities in our cybersecurity risk management program. Management has started to implement a process for identifying relevant risks that could affect the organization’s ability to provide secure and reliable service to its users. The risk assessment will occur annually, or as business needs change, and covers identification of risks that could act against the company’s objectives as well as specific risks related to a compromise to the security of data. Most of the information generated and collected by us is stored and maintained by third-party vendors and service providers. We believe that each of these providers has its own cybersecurity protocols to which our management believes to be adequate for protecting our files in their possession. See “Item 3.D Risk Factors—General Risk Factors—Our business and operations would suffer in the event of computer system failures, cyber attacks or a deficiency in our cybersecurity.”

The level of each identified risk is determined by considering the impact of the risk itself and the likelihood of the risk materializing and high scoring risks are actioned upon. Risks are analyzed to determine whether the risk meets company risk acceptance criteria to be accepted or whether a mitigation plan will be applied. Mitigation plans include both the individual or department responsible for the plan and may include budget considerations.

Governance

The oversight of cybersecurity threats is undertaken by our external information technology consultant, who holds over a decade of experience in information technology and the design and architecture of information systems, and is supported by management. Our audit committee is responsible for cybersecurity oversight and monitoring risk. Following the completion of the development of our cybersecurity risk management program, the audit committee will receive periodic reports at least annually from our management, concerning the Company’s significant cybersecurity threats and risk, and the processes the Company has implemented to address them. The audit committee will also receive various reports, summaries or presentations related to cybersecurity threats, risk and mitigation.

As of the date of this report, we are not aware of any material risks from cybersecurity threats that have materially affected or are reasonably likely to materially affect us, including our business strategy, results of operations or financial condition.

Cybersecurity Risk Management Processes Integrated [Text Block]	Following the completion of the development of our cybersecurity risk management program, the cybersecurity process will be integrated into our overall risk management system and process, and, initially, will be solely internally managed.
Cybersecurity Risk Management Processes Integrated [Flag]	true
Cybersecurity Risk Role of Management [Text Block]	Management is responsible for identifying risks that threaten achievement of the control activities in our cybersecurity risk management program.
Cybersecurity Risk Management Third Party Engaged [Flag]	true
Cybersecurity Risk Board Committee or Subcommittee Responsible for Oversight [Text Block]	Our audit committee is responsible for cybersecurity oversight and monitoring risk. Following the completion of the development of our cybersecurity risk management program, the audit committee will receive periodic reports at least annually from our management, concerning the Company’s significant cybersecurity threats and risk, and the processes the Company has implemented to address them. The audit committee will also receive various reports, summaries or presentations related to cybersecurity threats, risk and mitigation.
Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Text Block]

As of the date of this report, we are not aware of any material risks from cybersecurity threats that have materially affected or are reasonably likely to materially affect us, including our business strategy, results of operations or financial condition.

Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Flag]	false